OPERATING DATA	12 Months Ended
Dec. 31, 2025
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
OPERATING DATA	NOTE 4: OPERATING DATA 4.1 Revenue
The Company’s revenue is derived from the single
performance obligation to transfer primarily steel and mining products under arrangements in which the transfer of control of the products and the fulfillment of the Company’s performance obligation occur at the same time. Revenue from the sale of
goods is recognized when the Company has transferred
control of the goods to the buyer and the buyer obtains the
benefits from the goods, the potential cash flows and the
amount of revenue (the transaction price) can be measured
reliably, and it is probable that the Company will collect the consideration to which it is entitled to in exchange for the goods.
Whether the customer has obtained control over the asset
depends on when the goods are made available to the carrier
or the buyer takes possession of the goods, depending on the delivery terms. For the Company’s steel producing operations, generally the criteria to recognize revenue has been met when its products are delivered to its customers or to a carrier who will transport the goods to its customers, this is the point in time when the Company has completed its performance obligations.
Revenue is measured at the transaction price of the
consideration received or receivable, the amount the Company expects to be entitled to.
Additionally, the Company identifies when goods have left its premises, not when the customer receives the goods.
Therefore, the Company estimates, based on its historical
experience, the amount of goods in-transit when the transfer of control occurs at the destination and defers the revenue
recognition.
The Company’s products must meet customer specifications. A
certain portion of the Company’s products are returned or have claims filed against the sale because the products contained quality defects or other problems. Claims may be either of the following:
–Product Rejection - Product shipped and billed to an
end customer that did not meet previously agreed
customer specifications. Claims typically result from
physical defects in the goods, goods shipped to the
wrong location, goods produced with incorrect
specifications and goods shipped outside acceptable
time parameters.
–Consequential Damages - Damages reported by the
customer not directly related to the value of the
rejected goods (for example: customer processing
cost or mill down time, sampling, storage, sorting,
administrative cost, replacement cost, etc.).
The Company estimates the variable consideration for such
claims using the expected value method and reduces the
amount of revenue recognized.
Warranties:
The warranties and claims arise when the product fails on the criteria mentioned above. Sales-related warranties associated with the goods cannot be purchased separately and they serve as an assurance that the products sold comply with agreed
specifications. Accordingly, the Company accounts for
warranties in accordance with IAS 37 "Provisions, Contingent
Liabilities and Contingent Assets" (see note 9).
Periodically, the Company enters into volume or other rebate programs where once a certain volume or other conditions are met, it refunds the customer some portion of the amounts
previously billed or paid. For such arrangements, the Company only recognizes revenue for the amounts it ultimately expects to realize from the customer. The Company estimates the
variable consideration for these programs using the most likely amount method or the expected value method, whichever
approach best predicts the amount of the consideration based on the terms of the contract and available information and
updates its estimates each reporting period.
The Company’s payment terms range from 30 to 90 days from
date of delivery, depending on the market and product sold.
The Company received 365 and 505 as of December 31, 2025,
and 2024, respectively, as advances from its customers which are classified as unsatisfied performance obligations and
recognized as liabilities in line with IFRS 15. The Company
expects 100% of these unsatisfied performance obligations as of December 31, 2025 to be recognized as revenue during
2026 as the Company’s contracts have an original expected
duration of one year or less.
The tables below summarize the movements relating to the
Company's trade receivable and other for the years ended
December 31, 2025, 2024 and 2023.

	Year ended December 31,
	2025	2024	2023
Trade accounts receivable and other - opening balance	3,375	3,661	3,839
Performance obligations satisfied	61,352	62,441	68,275
Payments received	(61,949)	(62,249)	(68,590)
Impairment of receivables (net of write backs and utilization)	(12)	(18)	(165)
Recognition (derecognition) of receivables related to business combination and divestments [1]	412	31	189
Foreign exchange and others	298	(491)	113
Trade accounts receivable and other - closing balance	3,476	3,375	3,661
1.Includes, in 2025, trade receivables recognized in connection with the acquisitions of Calvert, Tuper, Tekno and AMTBA (see note 2.2.4) partly offset by the derecognition of receivables following the divestments of AMZ and AMTPI (see note 2.3). 2024 consists of receivables recognized in connection with the acquisition of Italpannelli SRL. 2023 mainly included receivables recognized in connection with the acquisition of ArcelorMittal
Pecém (see note 2.2.4) and receivables from ArcelorMittal Temirtau recognized upon disposal partially offset by the derecognition of
ArcelorMittal Temirtau's receivables following its deconsolidation (see note
2.3).
4.2    Cost of sales
Cost of sales includes the following components:

	Year ended December 31,
	2025	2024	2023
Materials	40,549	41,932	46,422
Labor costs	7,171	6,781	7,038
Logistic expenses	4,163	3,789	4,028
Depreciation and amortization	2,945	2,632	2,675
Impairment charges (note 3.1)	204	116	1,038
Foreign exchange translation losses upon disposal of Kazakhstan operations (note 2.3)	—	—	1,469
Other	1,944	1,403	868
Total	56,976	56,653	63,538
4.3    Trade accounts receivable and other
Trade accounts receivable are initially recorded at their
transaction price and do not carry any interest. ArcelorMittal maintains an allowance for lifetime expected credit loss at an amount that it considers to be a reliable estimate of expected credit losses resulting from the inability of its customers to make required payments. In judging the adequacy of the
allowance for expected credit losses, ArcelorMittal considers multiple factors including historical bad debt experience, the current and forward looking economic environment and the
aging of the receivables. Recoveries of trade receivables
previously reserved in the allowance for expected credit losses are recognized as gains in selling, general and administrative expenses.
ArcelorMittal’s policy is to record an allowance for expected lifetime credit losses and a charge in selling, general and
administrative expense when a specific account is deemed
uncollectible. The Company concluded that a trade receivable is in default when it is overdue by more than 180 days. Based on historical experience and analysis, the Company concluded that there is a risk of default as such receivables are generally not recoverable and therefore provided for, unless the
collectability can be clearly demonstrated. Uninsured trade
receivables and the associated allowance are written off when
ArcelorMittal has exhausted its recovery efforts and
enforcement options. ArcelorMittal continuously considered the impacts on the current economic environment in its risk of
default assessment for receivables outstanding less than 180 days. Receivables aged 31 days or older and uninsured trade
receivables remain consistent with historical levels and the
Company did not identify any expected increased risk of
default.
Trade accounts receivable and allowance for lifetime expected credit losses

	December 31,
	2025	2024
Gross amount	3,884	3,685
Allowance for lifetime expected credit losses	(408)	(310)
Total	3,476	3,375
The carrying amount of the trade accounts receivable and
other approximates their fair value. Before granting credit to any new customer, ArcelorMittal uses an internally developed credit scoring system to assess the potential customer’s credit quality and to define credit limits by customer. For all significant customers, the credit terms must be approved by the credit
committees of each reportable segment. Limits and scoring
attributed to customers are reviewed periodically. There are no customers who represent more than 5% of the total balance of trade accounts receivable.
Exposure to credit risk by reportable segment
The maximum exposure to credit risk for trade accounts
receivable by reportable segment and others is as follows:

	December 31,
	2025	2024
North America	387	313
Brazil	1,122	1,051
Europe	963	1,220
Sustainable Solutions	616	538
Mining	208	62
Others	180	191
Total	3,476	3,375
Aging of trade accounts receivable

	December 31,			December 31,
	2025			2024
	Gross	Allowance	Total	Gross	Allowance	Total
Not past due	2,971	(62)	2,909	2,930	(41)	2,889
Overdue 1-30 days	335	(3)	332	293	(5)	288
Overdue 31-60 days	74	—	74	80	(1)	79
Overdue 61-90 days	33	—	33	25	(1)	24
Overdue 91-180 days	88	(3)	85	43	(2)	41
More than 180 days	383	(340)	43	314	(260)	54
Total	3,884	(408)	3,476	3,685	(310)	3,375
The movements in the allowance are calculated based on
lifetime expected credit loss model for 2025, 2024 and 2023.
The allowances in respect of trade accounts receivable during the periods presented are as follows:

	Year ended December 31,
	2025	2024	2023
Allowance - opening balance	310	364	190
Additions	29	30	178
Write backs / utilization	(17)	(12)	(13)
Foreign exchange and others	86	(72)	9
Allowance - closing balance	408	310	364
The Company has established a number of programs for sales
without recourse of trade accounts receivable to various
financial institutions (referred to as true sale of receivables
“TSR”). Through the TSR programs, certain operating
subsidiaries of ArcelorMittal surrender the control, risks and benefits associated with the accounts receivable sold;
therefore, the amount of receivables sold is recorded as a sale of financial assets and the balances are derecognized from the consolidated statements of financial position at the moment of sale. The Company classifies trade receivables subject to TSR as financial assets that are held to collect or to sell and
recognizes them at FVOCI (see note 6). The fair value
measurement is determined based on the invoice amount net
of TSR expense payable, a Level 3 unobservable input. The
TSR expense is insignificant due to the rate applicable and the short timeframe between the time of sale and the invoice due date. Any loss allowance for these trade receivables is
recognized in OCI. As of December 31, 2025 and 2024, the
total amount of trade accounts receivables sold amounted to
5.0 billion and 4.4 billion, respectively.
4.4    Inventories
Inventories are carried at the lower of cost or net realizable value. Cost is determined using the average cost method.
Costs of production in process and finished goods include the purchase costs of raw materials and conversion costs such as direct labor and an allocation of fixed and variable production overheads. Raw materials and spare parts are valued at cost, inclusive of freight, shipping, handling as well as any other costs incurred in bringing the inventories to their present
location and condition. Interest charges, if any, on purchases have been recorded as financing costs. Costs incurred when
production levels are abnormally low are capitalized as
inventories based on normal capacity with the remaining costs incurred recorded as a component of cost of sales in the
consolidated statements of operations.
Net realizable value represents the estimated selling price at which the inventories can be realized in the normal course of business after allowing for the cost of conversion from their existing state to a finished condition and for the cost of
marketing, selling, and distribution. Net realizable value is estimated based on the most reliable evidence available at the time the estimates were made of being the amount that the
inventory is expected to realize, taking into account the
purpose for which the inventory is held.
Previous write-downs are reversed in case the circumstances
that previously caused inventories to be written down below
cost no longer exist.
Inventories, net of allowance for slow-moving inventory, excess of cost over net realizable value and obsolescence of 1,180
and 1,370 as of December 31, 2025 and 2024, respectively,
are comprised of the following:

	December 31,
	2025	2024
Finished products	5,589	4,853
Production in process	4,652	4,177
Raw materials	5,597	5,245
Manufacturing supplies, spare parts and other [1]	2,751	2,226
Total	18,589	16,501
1.Including spare parts of 2.1 billion and 1.7 billion, and manufacturing and other supplies of 0.6 billion and 0.5 billion as of December 31, 2025 and
2024, respectively.
Movements in the inventory write-downs are as follows:

	Year ended December 31,
	2025	2024	2023
Inventory write-downs - opening balance	1,370	1,434	1,629
Additions [1]	220	567	516
Deductions / Releases [2]	(554)	(550)	(681)
Foreign exchange and others	144	(81)	(30)
Inventory write-downs - closing balance	1,180	1,370	1,434
1.Additions refer to write-downs of inventories excluding those utilized or written back during the same financial year.
2.Deductions/releases correspond to write-backs and utilization related to the prior periods.
4.5    Prepaid expenses and other current assets

	December 31,
	2025	2024
VAT receivables	844	836
Prepaid expenses and non-trade receivables	954	610
Financial amounts receivable[2]	282	389
Income tax receivable	163	148
Receivables from public authorities	179	207
Receivables from sale of intangible, tangible and financial assets	44	91
Derivative financial instruments (notes 6.1 and 6.3)	193	305
CO2 emission rights	100	180
Other[1]	268	256
Total	3,027	3,022
1.Other included mainly advances to employees, accrued interest and other miscellaneous receivables.
2.Includes nil and 98 of outstanding receivables in connection with the sale of
ArcelorMittal Temirtau, at December 31, 2025 and 2024, respectively (see note 2.3).
4.6    Other assets
Other assets consisted of the following:

	December 31,
	2025	2024
Derivative financial instruments (notes 6.1 and 6.3)	105	133
Financial amounts receivable[2]	179	594
Long-term VAT receivables	278	239
Cash guarantees and deposits	188	153
Receivables from public authorities	110	71
Accrued interest	36	25
Receivables from sale of intangible, tangible and financial assets	12	68
Income tax receivable	27	49
Other[1]	264	246
Total	1,199	1,578
1.Other mainly includes assets in pension funds and other amounts receivable.
2.Includes nil and 197 of outstanding receivables in connection with the sale of
ArcelorMittal Temirtau, at December 31, 2025 and 2024, respectively (see note 2.3).
4.7    Trade accounts payable and other
Trade accounts payable are obligations to pay for goods that have been acquired in the ordinary course of business from
suppliers. Trade accounts payable have maturities from 15 to
180 days depending on the type of material, the geographic
area in which the purchase transaction occurs and the various contractual agreements. The carrying value of trade accounts payable approximates fair value. The Company’s average
outstanding number of trade payable days amounted to 82
over the last 5 years.
Certain contractual arrangements with the longest maturities enable suppliers, at their own discretion, to early discount their receivables due from the Company to obtain funding for their own working capital needs. The Company has determined that
such arrangements did neither lead to the extinguishment of
the liability against the supplier nor resulted in significant modifications of amounts payable and applicable terms and
conditions. Accordingly, in the consolidated statement of
financial position the corresponding payables remain classified as trade accounts payables until they are settled at their
agreed due dates, and the corresponding cash outflows are
classified as part of the operating activities in the consolidated statement of cash flows.
As of December 31, 2025, the Company estimates that about
2.3 billion of outstanding trade payables were subject to the above-mentioned contractual arrangements as compared to
2.8 billion in 2024 and the Company estimates that similar
amounts of trade payables were early discounted by its
suppliers in 2025 and 2024.
4.8    Accrued expenses and other liabilities
Accrued expenses and other liabilities were comprised of the following:

	December 31,
	2025	2024
Accrued payroll and employee related expenses	1,426	1,335
Accrued interest and other payables	1,091	873
Payable from acquisition of intangible, tangible & financial assets	1,420	1,471
Other amounts due to public authorities	914	644
Derivative financial instruments (notes 6.1 and 6.3)	223	327
Unearned revenue and accrued payables	94	88
Total	5,168	4,738